Membership Interests - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 25, 2021	Sep. 26, 2020
Capital Unit [Line Items]
Temporary equity and permanent equity shares authorized	6,426,208	6,426,208
Proceeds from redeemable preferred stock	$ 0	$ 100,000,000
Capital Unit, Class A [Member]
Capital Unit [Line Items]
Common Unit, Authorized	5,997,632	5,997,632
Common Unit, Outstanding	5,997,632
Preferred Class B Units [Member]
Capital Unit [Line Items]
Temporary Equity, Shares Authorized	1	1
Temporary Equity, Shares Outstanding	1
Temporary equity dividend adjustment	$ 21,900,000	$ 20,800,000
Temporary equity compounded annual rate of return	5.00%	5.00%
Preferred Class B One Units [Member]
Capital Unit [Line Items]
Temporary Equity, Shares Authorized	2	2
Temporary Equity, Shares Outstanding	1
Temporary equity dividend adjustment	$ 11,100,000	$ 8,700,000
Temporary equity compounded annual rate of return	5.00%	5.00%
Preferred Class B Two Units [Member]
Capital Unit [Line Items]
Temporary Equity, Shares Authorized	2	2
Common Units Class C [Member]
Capital Unit [Line Items]
Temporary Equity, Shares Authorized	428,571	428,571
Temporary Equity, Shares Outstanding	428,571
Preferred Stock Class B And B One Units [Member]
Capital Unit [Line Items]
Temporary equity liquidation preference	$ 691,300,000